Consolidated Balance Sheets - Entity [Domain] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 289,014	$ 457,024	$ 708,151
Accounts receivable, net of allowance	1,242,075	1,395,248	1,440,501
Prepaid expenses	244,840	191,572	203,485
Other current assets	141,624	136,299	161,157
Total Current Assets	1,917,553	2,180,143	2,513,294
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,567,653	1,614,199	1,765,510
Other property, plant and equipment, net	1,018,137	1,084,865	1,132,120
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles - licenses	2,411,259	2,411,071	2,416,406
Indefinite-lived intangibles - permits	1,065,810	1,066,748	1,067,783
Other intangibles, net	1,141,481	1,206,727	1,466,546
Goodwill	4,170,632	4,187,424	4,202,187
OTHER ASSETS
Other assets	289,408	289,065	533,456
Total Assets	13,581,933	14,040,242	15,097,302
CURRENT LIABILITIES
Accounts payable	132,419	132,258	131,370
Accrued expenses	718,418	799,475	807,210
Accrued interest	162,961	252,900	194,844
Deferred income	217,019	176,048	176,460
Current portion of long-term debt	2,844	3,604	453,734
Total Current Liabilities	1,233,661	1,364,285	1,763,618
Long-term debt	20,483,195	20,322,414	20,030,479
Deferred income taxes	1,566,965	1,563,888	1,537,820
Other long-term liabilities	$ 451,795	$ 454,863	$ 462,020
Commitments and contingent liabilities
MEMBER'S DEFICIT
Noncontrolling interest	$ 215,440	$ 224,140	$ 245,531
Additional Paid In Capital	2,084,842	2,101,632	2,142,536
Accumulated deficit	(12,067,356)	(11,682,390)	(10,888,629)
Accumulated other comprehensive loss	(386,609)	(308,590)	(196,073)
Total Member's Deficit	(10,153,683)	(9,665,208)	(8,696,635)
Total Liabilities and Member's Deficit	$ 13,581,933	$ 14,040,242	$ 15,097,302